Long-Term Debt	12 Months Ended
Aug. 31, 2015
Long-Term Debt [Abstract]
Long-Term Debt

(6) Long-Term Debt

There were no long-term debt obligations as of August 31, 2015. Long-term debt as of August 31, 2014 is summarized as follows:

As of
August 31, 2014

Capital Leases	$88
Less current portion	(70)
$18